Financial risk management objectives and policies (Details Narrative) $ in Thousands	Dec. 31, 2022 ARS ($)
Financial risk management objectives and policies
Short-term Assets In Foreign Currency	$ 424,127
Foreign Currency Liabilities	379,690
Performance Obligations Amount	$ 26,883